Loan Portfolio and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded Investment in Loans by Portfolio Segment
The following table presents loans by portfolio segment:

	December 31, 2025
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$245,799	$49,308	$295,107
Other	17,841	495	18,336
Real estate mortgage - 1 to 4 family:
First mortgages	2,794,515	1,604,709	4,399,224
Home equity loans	46,421	17,615	64,036
Home equity lines of credit	265,060	199,141	464,201
Installment	8,497	3,059	11,556
Total loans, net	$3,378,133	$1,874,327	5,252,460
Less: Allowance for credit losses on loans			52,205
Net loans			$5,200,255

*Includes New York, New Jersey, Vermont and Massachussetts.

	December 31, 2024
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$227,771	$39,529	$267,300
Other	19,144	413	19,557
Real estate mortgage - 1 to 4 family:
First mortgages	2,741,334	1,590,229	4,331,563
Home equity loans	43,096	13,643	56,739
Home equity lines of credit	235,939	173,322	409,261
Installment	9,885	3,753	13,638
Total loans, net	$3,277,169	$1,820,889	5,098,058
Less: Allowance for credit losses on loans			50,248
Net loans			$5,047,810

*Includes New York, New Jersey, Vermont and Massachussetts.

Activity in Allowance For Credit Losses on Loans by Portfolio Segment
Activity in the allowance for credit losses on loans by portfolio segment for the years ended December 31, 2025, and 2024 are summarized as follows:

	For the year ended December 31, 2025
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$3,420	$46,636	$192	$50,248
Loans charged off:
New York and other states*	4	99	56	159
Florida	-	-	161	161
Total loan chargeoffs	4	99	217	320

Recoveries of loans previously charged off:
New York and other states*	7	389	49	445
Florida	315	17	-	332
Total recoveries	322	406	49	777
Net loan (recoveries) charged off	(318)	(307)	168	(457)
Provision for credit losses	(657)	1,952	205	1,500
Balance at end of period	$3,081	$48,895	$229	$52,205

* Includes New York, New Jersey, Vermont and Massachusetts.
	For the year ended December 31, 2024
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$2,735	$45,625	$218	$48,578
Loans charged off:
New York and other states*	127	311	120	558
Florida	314	17	50	381
Total loan chargeoffs	441	328	170	939

Recoveries of loans previously charged off:
New York and other states*	-	675	34	709
Florida	-	-	-	-
Total recoveries	-	675	34	709
Net loan (recoveries) charged off	441	(347)	136	230
Provision for loan losses	1,126	664	110	1,900
Balance at end of period	$3,420	$46,636	$192	$50,248

* Includes New York, New Jersey, Vermont and Massachusetts.

	For the year ended December 31, 2023
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$2,596	$43,271	$165	$46,032
Loans charged off:
New York and other states*	-	371	97	468
Florida	-	-	79	79
Total loan chargeoffs	-	371	176	547

Recoveries of loans previously charged off:
New York and other states*	129	392	45	566
Florida	-	25	2	27
Total recoveries	129	417	47	593
Net loan (recoveries) charged off	(129)	(46)	129	(46)
Provision for loan losses	10	2,308	182	2,500
Balance at end of period	$2,735	$45,625	$218	$48,578

* Includes New York, New Jersey, Vermont and Massachusetts.

Allowance For Credit Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method
The following tables present the balance in the allowance for credit losses on loans by portfolio segment and based on impairment evaluation as of December 31, 2025 and 2024:

	As of December 31, 2025
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	3,081	48,895	229	52,205

Total ending allowance balance	$3,081	$48,895	$229	$52,205

Loans:
Individually evaluated for impairment	$2,083	$23,663	$22	$25,768
Collectively evaluated for impairment	311,360	4,903,798	11,534	5,226,692

Total ending loans balance	$313,443	$4,927,461	$11,556	$5,252,460

	As of December 31, 2024
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	3,420	46,636	192	50,248

Total ending allowance balance	$3,420	$46,636	$192	$50,248

Loans:
Individually evaluated for impairment	$443	$23,833	$112	$24,388
Collectively evaluated for impairment	286,414	4,773,730	13,526	5,073,670

Total ending loans balance	$286,857	$4,797,563	$13,638	$5,098,058

Allowance for Credit Losses on Unfunded Commitments
The Company’s activity in the allowance for credit losses on unfunded commitments were as follows:

(In thousands)	For the year ended December 31, 2025
Balance at January 1, 2025	$1,762
Provision for credit losses	100
Balance at December 31, 2025	$1,862

(In thousands)	For the year ended December 31, 2024

Balance at January 1, 2024	$1,662
Provision for credit losses	100
Balance at December 31, 2024	$1,762

(In thousands)	For the year ended December 31, 2023

Balance at January 1, 2023	$2,912
(Credit) provision for credit losses	(1,250)
Balance at December 31, 2023	$1,662

Risk Category Loans by Class of Loans
As of December 31, 2025 and 2024, and based on the most recent analysis performed, the risk category of loans by class of loans, and gross charge-offs year to date for each loan type by origination year was as follows:

Loan Credit Quality
(in thousands)	As of December 31, 2025
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$47,620	$47,818	$49,673	$65,902	$21,050	$55,543	$4,694	$-	$292,300
Special Mention	-	-	-	237	-	-	-	-	237
Substandard	-	890	-	990	-	690	-	-	2,570
Doubtful	-	-	-	-	-	-	-	-	-
Total Commercial Loans	$47,620	$48,708	$49,673	$67,129	$21,050	$56,233	$4,694	$-	$295,107

Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$4	$-	$-	$-	$4
	$-	$-	$-	$-	$4	$-	$-	$-	$4

Commercial Other:
Risk rating
Pass	$4,453	$1,322	$6,346	$1,228	$136	$1,218	$3,538	$-	$18,241
Special mention	-	-	-	-	-	-	45	-	45
Substandard	-	10	-	-	1	-	39	-	50
Total Commercial Real Estate Loans	$4,453	$1,332	$6,346	$1,228	$137	$1,218	$3,622	$-	$18,336

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$382,926	$307,952	$366,470	$499,812	$757,834	$2,066,631	$1,653	$-	$4,383,278
Nonperforming	-	171	1,213	1,202	1,636	11,724	-	-	15,946
Total First Mortgage:	$382,926	$308,123	$367,683	$501,014	$759,470	$2,078,355	$1,653	$-	$4,399,224

Residential First Mortgage Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$99	$-	$-	$99
	$-	$-	$-	$-	$-	$99	$-	$-	$99

Home Equity Loans:
Risk rating
Performing	$17,600	$5,386	$7,138	$4,384	$5,328	$23,770	$-	$-	$63,606
Nonperforming	-	-	-	66	-	364	-	-	430
Total Home Equity Loans:	$17,600	$5,386	$7,138	$4,450	$5,328	$24,134	$-	$-	$64,036

Home Equity Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Lines of Credit:
Risk rating
Performing	$1,718	$3,985	$1,471	$1,196	$1,504	$19,145	$432,926	$-	$461,945
Nonperforming	-	-	-	-	-	1,879	377	-	2,256
Total Home Equity Credit Lines:	$1,718	$3,985	$1,471	$1,196	$1,504	$21,024	$433,303	$-	$464,201

Home Equity Lines of Credit:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Installments:
Risk rating
Performing	$3,089	$1,973	$3,191	$1,542	$257	$561	$892	$-	$11,505
Nonperforming	-	-	4	46	-	1	-	-	51
Total Installments	$3,089	$1,973	$3,195	$1,588	$257	$562	$892	$-	$11,556

Installments Loans:
Current-period Gross writeoffs	$9	$102	$17	$20	$27	$42	$-	$-	$217
	$9	$102	$17	$20	$27	$42	$-	$-	$217
Loan Credit Quality
(in thousands)	As of December 31, 2024
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$47,687	$54,877	$73,094	$22,215	$15,014	$50,052	$2,169	$-	$265,108
Special Mention	-	-	242	-	-	-	-	-	242
Substandard	-	-	1,003	-	22	887	-	-	1,912
Doubtful	-	-	-	-	-	38	-	-	38
Total Commercial Loans	$47,687	$54,877	$74,339	$22,215	$15,036	$50,977	$2,169	$-	$267,300

Commercial Loans:	$-	$-	$10	$431	$-	$-	$-	$-	$441
Current-period Gross writeoffs	$-	$-	$10	$431	$-	$-	$-	$-	$441

Commercial Other:
Risk rating
Pass	$1,842	$7,417	$1,796	$407	$184	$2,108	$5,634	$-	$19,388
Special mention	-	-	-	-	-	-	-	-	-
Substandard	13	-	-	22	-	134	-	-	169
Total Commercial Real Estate Loans	$1,855	$7,417	$1,796	$429	$184	$2,242	$5,634	$-	$19,557

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$313,944	$398,722	$535,702	$821,804	$681,840	$1,563,659	$938	$-	$4,316,609
Nonperforming	-	987	391	870	243	12,463	-	-	14,954
Total First Mortgage:	$313,944	$399,709	$536,093	$822,674	$682,083	$1,576,122	$938	$-	$4,331,563

Residential First Mortgage Loans:
Current-period Gross writeoffs	$194	$-	$-	$-	$-	$18	$-	$-	$212
	$194	$-	$-	$-	$-	$18	$-	$-	$212

Home Equity Loans:
Risk rating
Performing	$6,621	$8,586	$5,354	$6,490	$5,066	$24,096	$-	$-	$56,213
Nonperforming	-	-	155	-	-	371	-	-	526
Total Home Equity Loans:	$6,621	$8,586	$5,509	$6,490	$5,066	$24,467	$-	$-	$56,739

Home Equity Lines Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Credit Lines:
Risk rating
Performing	$4,793	$1,558	$1,110	$887	$46	$14,595	$383,425	$-	$406,414
Nonperforming	-	-	70	-	-	2,532	245	-	2,847
Total Home Equity Credit Lines:	$4,793	$1,558	$1,180	$887	$46	$17,127	$383,670	$-	$409,261

Home Equity Lines of Credit:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$116	$-	$-	$116
	$-	$-	$-	$-	$-	$116	$-	$-	$116

Installments:
Risk rating
Performing	$2,846	$5,513	$2,788	$705	$123	$505	$1,028	$-	$13,508
Nonperforming	16	5	55	19	-	35	-	-	130
Total Installments	$2,862	$5,518	$2,843	$724	$123	$540	$1,028	$-	$13,638

Installments Loans:
Current-period Gross writeoffs	$-	$53	$47	$35	$4	$31	$-	$-	$170
	$-	$53	$47	$35	$4	$31	$-	$-	$170

Aging of Recorded Investment in Past Due Loans by Loan Class and by Region
The following tables present the aging of the amortized cost in past due loans by loan class and by region as of December 31, 2025 and 2024:

	As of December 31, 2025

New York and other states*:	30-59	60-89	90+		Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$1,984		$1,984	$243,815	$245,799
Other	-	-	7		7	17,834	17,841
Real estate mortgage - 1 to 4 family:
First mortgages	3,174	1,790	6,830		11,794	2,782,721	2,794,515
Home equity loans	50	-	266		316	46,105	46,421
Home equity lines of credit	370	176	1,158		1,704	263,356	265,060
Installment	5	32	7		44	8,453	8,497

Total	$3,599	$1,998	$10,252		$15,849	$3,362,284	$3,378,133

Florida:	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$-		$-	$49,308	$49,308
Other	-	-	-		-	495	495
Real estate mortgage - 1 to 4 family:
First mortgages	1,683	978	2,149		4,810	1,599,899	1,604,709
Home equity loans	369	-	-		369	17,246	17,615
Home equity lines of credit	671	116	92		879	198,262	199,141
Installment	46	-	22		68	2,991	3,059

Total	$2,769	$1,094	$2,263		$6,126	$1,868,201	$1,874,327

Total:	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$1,984		$1,984	$293,123	$295,107
Other	-	-	7		7	18,329	18,336
Real estate mortgage - 1 to 4 family:
First mortgages	4,857	2,768	8,979		16,604	4,382,620	4,399,224
Home equity loans	419	-	266		685	63,351	64,036
Home equity lines of credit	1,041	292	1,250		2,583	461,618	464,201
Installment	51	32	29		112	11,444	11,556

Total	$6,368	$3,092	$12,515		$21,975	$5,230,485	$5,252,460

* Includes New York, New Jersey, Vermont and Massachusetts.
	As of December 31, 2024

New York and other states*:	30-59	60-89	90+		Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$1,189	-	329		1,518	226,253	227,771
Other	-	-	14		14	19,130	19,144
Real estate mortgage - 1 to 4 family:
First mortgages	2,438	773	6,091		9,302	2,732,032	2,741,334
Home equity loans	15	22	318		355	42,741	43,096
Home equity lines of credit	401	-	1,267		1,668	234,271	235,939
Installment	18	19	69		106	9,779	9,885

Total	$4,061	814	8,088		12,963	3,264,206	3,277,169

Florida:	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-		-	39,529	39,529
Other	-	-	-		-	413	413
Real estate mortgage - 1 to 4 family:
First mortgages	2,037	629	1,773		4,439	1,585,790	1,590,229
Home equity loans	-	6	-		6	13,637	13,643
Home equity lines of credit	220	-	-		220	173,102	173,322
Installment	109	22	16		147	3,606	3,753

Total	$2,366	657	1,789		4,812	1,816,077	1,820,889

Total:	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$1,189	-	329		1,518	265,782	267,300
Other	-	-	14		14	19,543	19,557
Real estate mortgage - 1 to 4 family:
First mortgages	4,475	1,402	7,864		13,741	4,317,822	4,331,563
Home equity loans	15	28	318		361	56,378	56,739
Home equity lines of credit	621	-	1,267		1,888	407,373	409,261
Installment	127	41	85		253	13,385	13,638

Total	$6,427	1,471	9,877		17,775	5,080,283	5,098,058

* Includes New York, New Jersey, Vermont and Massachusetts.

Recorded Investment in Non-Accrual Loans by Loan Class
The following tables present the amortized cost basis in non-accrual loans by portfolio segment as of December 31, 2025 and 2024:

	As of December 31, 2025
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$1,983	$-	$1,983
Other	7	-	7
Real estate mortgage - 1 to 4 family:
First mortgages	12,241	3,705	15,946
Home equity loans	425	5	430
Home equity lines of credit	1,917	338	2,255
Installment	29	22	51
Total nonperforming loans	$16,602	$4,070	$20,672

* Includes New York, New Jersey, Vermont and Massachusetts.
	As of December 31, 2024
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$329	$-	$329
Other	14	-	14
Real estate mortgage - 1 to 4 family:
First mortgages	11,586	3,368	14,954
Home equity loans	432	94	526
Home equity lines of credit	2,653	194	2,847
Installment	108	22	130
Total non-accrual loans	15,122	3,678	18,800
Restructured real estate mortgages - 1 to 4 family	-	-	-
Total nonperforming loans	$15,122	$3,678	$18,800

* Includes New York, New Jersey, Vermont and Massachusetts.

Loans on Non-Accrual Status and Past Due More than 90 Days
The following tables present the amortized cost basis of loans on non-accrual status and loans past due over 89 days still accruing as of December 31, 2025 and 2024:

	As of December 31, 2025
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing
Commercial:
Commercial real estate	$1,983	$-	-
Other	7	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	14,324	1,622	-
Home equity loans	419	11	-
Home equity lines of credit	2,010	245	-
Installment	22	29	-
Total loans, net	$18,765	$1,907	-
	As of December 31, 2024
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing
Commercial:
Commercial real estate	$329	$-	-
Other	14	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	13,560	1,394	-
Home equity loans	526	-	-
Home equity lines of credit	2,724	123	-
Installment	112	18	-
Total loans, net	$17,265	$1,535	-

Amortized Cost of Collateral-dependent Loans by Class
The following tables present the amortized cost basis of individually analyzed collateral dependent loans by portfolio segment as of December 31, 2025 and 2024:

	As of December 31, 2025
	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$2,076	-	-
Other	-	-	7
Real estate mortgage - 1 to 4 family:	-	-	-
First mortgages	20,591	-	-
Home equity loans	511	-	-
Home equity lines of credit	2,561	-	-
Installment	-	-	22
Total	$25,739	-	29
	As of December 31, 2024 Type of Collateral
(dollars in thousands)	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$429	-	-
Other	-	-	14
Real estate mortgage - 1 to 4 family:	-	-	-
First mortgages	19,928	-	-
Home equity loans	535	-	-
Home equity lines of credit	3,372	-	-
Installment	-	-	112
Total	$24,264	-	126

Amortized Cost Basis of Loans Modified to Borrowers Experiencing Financial Difficulty and Financial Effects of Loan Modifications	The percentage of the amortized cost basis of loans that were modified to borrowers in financial distress as compared to the amortized cost basis of each class of financing receivable is also presented below:
For the year ended:

New York and other states*:	December 31, 2025		December 31, 2024
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:	-	-	-	-
First mortgages	391	0.01%	267	0.01%
Home equity loans	-	-	19	0.04%
Home equity lines of credit	122	0.05%	238	0.09%
Installment	-	-	-	-

Total	$513	0.02%	$524	0.02%

Florida:
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:		-		-
First mortgages	754	0.05%	84	0.01%
Home equity loans	-	-	88	0.65%
Home equity lines of credit	-	-	70	0.04%
Installment	-	-	-	-

Total	$754	0.04%	$242	0.01%

Total
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,145	0.03%	351	0.01%
Home equity loans	-	-	107	0.19%
Home equity lines of credit	122	0.03%	308	0.08%
Installment	-	-	-	-

Total	$1,267	0.02%	$766	0.02%

*	Includes New York, New Jersey, Vermont and Massachusetts.

Performance of Loans Modified to Borrowers Experiencing Financial Difficulty	The following table describes the performance of loans that have been modified as of December 31, 2025 and 2024:
As of December 31, 2025

New York and other states*:		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	153	-	-	238	391
Home equity loans	-	-	-		-
Home equity lines of credit	-	-	122	-	122
Installment	-	-	-	-	-

Total	$153	$-	$122	$238	$513

Florida:		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-		-
Real estate mortgage - 1 to 4 family:
First mortgages	754	-	-	-	754
Home equity loans	-	-	-	-	-
Home equity lines of credit	-	-	-	-	-
Installment	-	-	-	-	-

Total	$754	$-	$-	$-	$754

Total		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	907	-	-	238	1,145
Home equity loans	-	-	-	-	-
Home equity lines of credit	-	-	122	-	122
Installment	-	-	-	-	-

Total	$907	$-	$122	$238	$1,267
*	Includes New York, New Jersey, Vermont and Massachusetts.
		As of December 31, 2024

New York and other states*:		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	137	49	-	81	267
Home equity loans	19	-	-		19
Home equity lines of credit	238	-	-	-	238
Installment	-	-	-	-	-

Total	$394	$49	$-	$81	$524

Florida:		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-		-
Real estate mortgage - 1 to 4 family:
First mortgages	84	-	-	-	84
Home equity loans	88	-	-	-	88
Home equity lines of credit	70	-	-	-	70
Installment	-	-	-	-	-

Total	$242	$-	$-	$-	$242

Total		30-59	60-89	90 +
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	221	49	-	81	351
Home equity loans	107	-	-	-	107
Home equity lines of credit	308	-	-	-	308
Installment	-	-	-	-	-

Total	$636	$49	$-	$81	$766

*	Includes New York, New Jersey, Vermont and Massachusetts.

Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty
The following tables describes the financial effect of the modifications made to borrowers experiencing financial difficulty:

For the year ended:

	December 31, 2025	December 31, 2024
	Weighted	Weighted
New York and other states*:	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:	-	-
First mortgages	24	15
Home equity loans	-	24
Home equity lines of credit	24	17
Installment	-	-

Total	$48	$56

	Weighted	Weighted
Florida:	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	7	12
Home equity loans	-	9
Home equity lines of credit	-	6
Installment	-	-

Total	$7	$27

	Weighted	Weighted
Total	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	31	27
Home equity loans	-	33
Home equity lines of credit	24	23
Installment	-	-

Total	$55	$83

*	Includes New York, New Jersey, Vermont and Massachusetts.